                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ARGA Investment Management, LP
                 -------------------------------
   Address:      1010 Washington Blvd
                 -------------------------------
                 6th Fl
                 -------------------------------
                 Stamford, CT, 06902
                 -------------------------------

Form 13F File Number: 028-15430
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrea Zhang
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   203-614-0805
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Andrea Zhang               Stamford, CT       May 1, 2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 42 (data records)
                                        --------------------

Form 13F Information Table Value Total: 323,889 (x1000)
                                        --------------------
                                            (thousands)

List of Other Included Managers:
NONE

                                                             VALUE   SHARES/  SH/  PUT/ INVSTMT             ---VOTING AUTHORITY---
      NAME OF ISSUER           -TITLE OF CLASS-  --CUSIP--  (X$1000) PRN AMT  PRN  CALL DSCRETN -MANAGERS-   SOLE SHARED     NONE
ACCENTURE PLC IRELAND          SHS CLASS A       G1151C101     8495   111814   SH        Sole                   0      0      111814
DELPHI AUTOMOTIVE PLC          SHS               G27823106    36442   820782   SH        Sole               25032      0      795750
ENSCO PLC                      SHS CLASS A       G3157S106    17097   284958   SH        Sole                7858      0      277100
MARVELL TECHNOLOGY GROUP LTD   ORD               G5876H105      314    29666   SH        Sole               29666      0           0
RENAISSANCERE HOLDINGS LTD     COM               G7496G103    16363   177868   SH        Sole                5968      0      171900
WEATHERFORD INTERNATIONAL LT   REG SHS           H27013103    75898  6251913   SH        Sole              231013      0     6020900
TE CONNECTIVITY LTD            REG SHS           H84989104    37317   890006   SH        Sole               32929      0      857077
ADVANCE AUTO PARTS INC         COM               00751Y106      688     8326   SH        Sole                8326      0           0
APACHE CORP                    COM               037411105      671     8700   SH        Sole                8700      0           0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH    03938L104      802    61500   SH        Sole               31300      0       30200
BP PLC                         SPONSORED ADR     055622104     1592    37596   SH        Sole               37596      0           0
BANCO SANTANDER SA             ADR               05964H105      678    99536   SH        Sole               47640      0   51896.195
BANK NEW YORK MELLON CORP      COM               064058100     1987    71001   SH        Sole               71001      0           0
BARCLAYS PLC                   ADR               06738E204      682    38400   SH        Sole               16100      0       22300
CAPITAL ONE FINL CORP          COM               14040H105     1653    30074   SH        Sole               30074      0           0
CITIGROUP INC                  COM NEW           172967424     1304    29481   SH        Sole               29481      0           0
CREDIT SUISSE GROUP            SPONSORED ADR     225401108     1635    62352   SH        Sole               39304      0       23048
DOLLAR GEN CORP NEW            COM               256677105      709    14000   SH        Sole               14000      0           0
GENERAL DYNAMICS CORP          COM               369550108     1138    16136   SH        Sole               16136      0           0
GOLDMAN SACHS GROUP INC        COM               38141G104     1216     8267   SH        Sole                8267      0           0
GUESS INC                      COM               401617105     1186    47751   SH        Sole               47751      0           0
HUNTINGTON INGALLS INDS INC    COM               446413106     1181    22139   SH        Sole               22139      0           0
ICONIX BRAND GROUP INC         COM               451055107      693    26782   SH        Sole               26782      0           0
JOHNSON & JOHNSON              COM               478160104      392     4802   SH        Sole                4802      0           0
KOHLS CORP                     COM               500255104     2041    44243   SH        Sole               44243      0           0
L-3 COMMUNICATIONS HLDGS INC   COM               502424104      659     8144   SH        Sole                8144      0           0
MICROSOFT CORP                 COM               594918104     2673    93434   SH        Sole               93434      0           0
ORACLE CORP                    COM               68389X105     1639    50701   SH        Sole               50701      0           0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG    71654V101    17847   983300   SH        Sole                   0      0      983300
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408    15001   905305   SH        Sole               70105      0      835200
POPULAR INC                    COM NEW           733174700    10929   395854   SH        Sole               13550      0      382304
PROCTER & GAMBLE CO            COM               742718109      647     8399   SH        Sole                8399      0           0
QUALCOMM INC                   COM               747525103      643     9600   SH        Sole                9600      0           0
ROYAL BK SCOTLAND GROUP PLC    SPONS ADR 20 ORD  780097689      572    67800   SH        Sole               58900      0        8900
ST JUDE MED INC                COM               790849103      942    23275   SH        Sole               23275      0           0
SOUTHWESTERN ENERGY CO         COM               845467109      714    19174   SH        Sole               19174      0           0
STRYKER CORP                   COM               863667101      679    10401   SH        Sole               10401      0           0
TRW AUTOMOTIVE HLDGS CORP      COM               87264S106     1557    28302   SH        Sole               28302      0           0
TIFFANY & CO NEW               COM               886547108     1631    23457   SH        Sole               23457      0           0
ULTRA PETROLEUM CORP           COM               903914109    52289  2601446   SH        Sole              134841      0     2466605
WELLPOINT INC                  COM               94973V107     1691    25530   SH        Sole               25530      0           0
WYNN RESORTS LTD               COM               983134107     1602    12802   SH        Sole               12802      0           0